T. ROWE PRICE Global Multi-Sector Bond Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 9.0%
Car Loan 0.6%
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  1,215 1,224
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class D
3.34%, 8/20/26 (1) 5,000 4,703
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 720 720
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 1,900 1,900
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  265 268
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 223 224
9,039
Other Asset-Backed Securities 8.0%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 6.644%, 4/15/35 (1) 3,895 3,895
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.164%, 4/15/35 (1) 2,805 2,805
AGL
Series 2020-7A, Class AR, CLO, FRN
3M TSFR + 1.462%, 6.776%, 7/15/34 (1) 2,244 2,241
Apidos XXXVII
Series 2021-37A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.709%, 10/22/34 (1) 3,180 3,182
Atrium XV
Series 15A, Class A2R, CLO, FRN
3M TSFR + 1.712%, 7.027%, 1/23/31 (1) 2,175 2,177
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.322%, 6.636%, 4/15/34 (1) 3,255 3,246
Benefit Street Partners IV
Series 2014-IVA, Class A2AR, CLO, FRN
3M TSFR + 1.812%, 7.129%, 1/20/32 (1) 5,885 5,885
Cedar Funding VIII
Series 2017-8A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 6.728%, 10/17/34 (1) 3,255 3,253

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 6.726%, 7/15/36 (1) 3,930 3,928
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M TSFR + 1.312%, 6.626%, 7/15/33 (1) 4,553 4,554
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 3,940 2,682
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 3,468 3,406
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 1,843 1,712
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M TSFR + 1.382%, 6.701%, 5/20/34 (1) 1,566 1,563
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.678%, 7/17/34 (1) 3,840 3,837
Elara HGV Timeshare Issuer
Series 2021-A, Class A
1.36%, 8/27/35 (1) 1,034 949
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.823%, 1/17/37 (1) 2,295 2,290
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 3,455 3,210
Galaxy Xxiv
Series 2017-24A, Class D, CLO, FRN
3M TSFR + 2.712%, 8.026%, 1/15/31 (1) 300 300
GoldentTree Loan Management U.S.
Series 2021-11A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.709%, 10/20/34 (1) 3,205 3,201
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,848 1,651
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 7.502%, 5/6/30 (1) 7,190 7,153
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M TSFR + 1.402%, 6.717%, 1/23/35 (1) 3,285 3,280
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.856%, 4/22/37 (1) 2,630 2,630

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Jamestown VI
Series 2018-6RA, Class B, CLO, FRN
3M TSFR + 2.262%, 7.586%, 4/25/30 (1) 3,580 3,564
Kings Park
Series 2021-1A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.709%, 1/21/35 (1) 3,180 3,186
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 7.095%, 1/15/36 (1) 1,175 1,179
KKR
Series 2022-43A, Class BR, CLO, FRN
3M TSFR + 2.50%, 7.845%, 1/15/36 (1) 3,670 3,692
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.604%, 10/15/32 (1) 3,135 3,137
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 7.096%, 10/18/33 (1) 1,065 1,072
MidOcean Credit XI
Series 2022-11A, Class BR, CLO, FRN
3M TSFR + 2.65%, 8.016%, 10/18/33 (1) 1,600 1,608
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 283 272
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.708%, 7/17/35 (1) 1,832 1,830
Oaktree
Series 2022-2A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.864%, 7/15/33 (1) 2,180 2,176
OCP
Series 2020-19A, Class AR, CLO, FRN
3M TSFR + 1.412%, 6.729%, 10/20/34 (1) 2,250 2,246
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 6.811%, 4/15/37 (1) 1,205 1,205
Octane Receivables Trust
Series 2023-1A, Class C
6.37%, 9/20/29 (1) 3,340 3,350
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.957%, 11/15/36 (1) 2,955 2,972
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 405 404
Progress Residential Trust
Series 2020-SFR3, Class D
1.896%, 10/17/27 (1) 2,890 2,690

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 4/15/37 (1) 3,625 3,625
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M TSFR + 2.612%, 7.926%, 1/16/32 (1) 1,535 1,530
Tricon Residential Trust
Series 2022-SFR1, Class C
4.303%, 4/17/39 (1) 819 781
Wellfleet
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.482%, 6.799%, 4/20/34 (1) 3,825 3,832
117,381
Student Loan 0.4%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 785 759
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 2,365 1,871
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69 (1) 2,005 1,632
SMB Private Education Loan Trust
Series 2022-D, Class B
6.15%, 10/15/58 (1) 1,939 1,916
6,178
Total Asset-Backed Securities
(Cost $133,818) 132,598
BANK LOANS 1.2% (2)
INDUSTRIAL 1.2%
Capital Goods 0.5%
CP Iris Holdco I, FRN
1M TSFR + 7.00%, 12.426%, 10/1/29  1,830 1,663
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 11.61%, 5/21/29 (3) 1,974 1,924
LTI Holdings, FRN
1M TSFR + 3.50%, 8.941%, 9/6/25  3,274 3,225
Summit Materials, FRN
1M TSFR + 2.50%, 7.826%, 1/12/29  230 231
7,043
Consumer Cyclical 0.1%
Woof Holdings, FRN
1M TSFR + 3.75%, 9.36%, 12/21/27  1,392 1,125
1,125

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Non-Cyclical 0.1%
Naked Juice, FRN
3M TSFR + 6.00%, 11.448%, 1/24/30  661 531
Triton Water Holdings, FRN
1M USD LIBOR + 4.00%, 3/31/28 (4) 1,050 1,032
1,563
Technology 0.5%
Ascend Learning, FRN
1M TSFR + 5.75%, 11.176%, 12/10/29  2,635 2,529
Boxer Parent, FRN
1M TSFR + 4.25%, 9.576%, 12/29/28  1,330 1,334
Cloud Software Group, FRN
1M TSFR + 4.50%, 9.948%, 3/30/29  1,453 1,439
Ellucian Holdings, FRN
1M USD LIBOR + 3.50%, 10/26/29 (4) 1,815 1,813
RealPage, FRN
1M TSFR + 6.50%, 11.941%, 4/23/29  995 986
8,101
Total Industrial 17,832
Total Bank Loans
(Cost $18,441) 17,832
BOND MUTUAL FUNDS 4.7%
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.58% (5)(6) 7,334 69,449
Total Bond Mutual Funds
(Cost $68,303) 69,449
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Industrial Other 0.0%
Mriya Farming, Recovery Certificates (EUR), Acquisition date: 8/23/18,
Cost $— (3)(7)(8) 128 1
Total Industrial 1
Total Common Stocks
(Cost $–) 1

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE BONDS 0.3%
INDUSTRIAL 0.3%
Technology 0.3%
Xiaomi Best Time International, Zero Coupon, 12/17/27  5,500 4,953
Total Industrial 4,953
Total Convertible Bonds
(Cost $4,842) 4,953
CORPORATE BONDS 23.5%
FINANCIAL INSTITUTIONS 10.4%
Banking 7.3%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (9) 6,055 6,963
Banco Comercial Portugues, VR, 6.888%, 12/7/27 (EUR) (9) 2,200 2,485
Banco de Bogota, 4.375%, 8/3/27  2,325 2,205
Banco de Bogota, 4.375%, 8/3/27 (1) 1,000 948
Banco de Credito e Inversiones, VR, 8.75% (1)(9)(10) 1,060 1,090
Banco Santander, VR, 7.525%, 10/1/28 (9) 4,775 4,956
Bangkok Bank, VR, 3.733%, 9/25/34 (9) 5,545 4,918
Bank of America, VR, 5.819%, 9/15/29 (9) 3,920 3,987
Barclays, VR, 1.375%, 1/24/26 (EUR) (9) 4,940 5,215
BBVA Bancomer, VR, 8.125%, 1/8/39 (1)(9) 4,000 4,149
BBVA Bancomer, VR, 8.45%, 6/29/38 (1)(9) 1,000 1,057
BNP Paribas, 3.375%, 1/23/26 (GBP)  4,377 5,321
CaixaBank, VR, 5.375%, 11/14/30 (EUR) (9) 3,400 3,927
Capital One Financial, VR, 5.70%, 2/1/30 (9)(11) 725 728
Capital One Financial, VR, 6.051%, 2/1/35 (9)(11) 935 945
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (9) 6,200 6,940
Danske Bank, VR, 4.298%, 4/1/28 (1)(9) 5,475 5,281
Goldman Sachs Group, 7.125%, 8/7/25 (GBP)  2,325 3,007
ING Groep, VR, 6.114%, 9/11/34 (9) 5,255 5,428
mBank, VR, 8.375%, 9/11/27 (EUR) (9) 4,200 4,814
NatWest Group, VR, 4.269%, 3/22/25 (9) 2,279 2,276
NatWest Group, VR, 5.847%, 3/2/27 (9)(11) 1,550 1,557
OTP Bank, VR, 7.35%, 3/4/26 (EUR) (9) 2,850 3,158
Shinhan Bank, 4.50%, 4/12/28 (1) 2,580 2,530
Shinhan Bank, 4.50%, 4/12/28  2,400 2,354
Standard Chartered, VR, 2.819%, 1/30/26 (1)(9) 7,205 6,988
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26  3,530 3,531
UBS Group, VR, 6.301%, 9/22/34 (1)(9) 3,875 4,014
Wells Fargo, 2.00%, 7/28/25 (GBP)  2,661 3,204
Wells Fargo, VR, 3.526%, 3/24/28 (9) 2,815 2,669
106,645

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Brokerage Assetmanagers Exchanges 0.2%
Kane Bidco, 5.00%, 2/15/27 (EUR)  2,645 2,792
2,792
Finance Companies 0.6%
AerCap Ireland Capital, 3.00%, 10/29/28  5,745 5,168
OneMain Finance, 9.00%, 1/15/29  3,230 3,391
8,559
Financial Other 0.7%
Country Garden Holdings, 5.125%, 1/17/25 (7)(12) 2,400 201
Kaisa Group Holdings, 11.25%, 4/9/22 (7)(12) 5,000 144
LeasePlan, 0.25%, 2/23/26 (EUR)  5,935 5,959
LeasePlan, VR, 7.375% (EUR) (9)(10) 3,720 4,015
10,319
Insurance 1.1%
AIA Group, 3.20%, 9/16/40  6,550 4,892
Athene Global Funding, 5.684%, 2/23/26 (1) 5,370 5,352
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 2,545 2,541
UnitedHealth Group, 4.50%, 4/15/33  3,350 3,223
16,008
Real Estate Investment Trusts 0.5%
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  5,940 4,995
MPT Operating Partnership, 2.50%, 3/24/26 (GBP)  1,400 1,453
MPT Operating Partnership, 5.00%, 10/15/27  1,730 1,408
7,856
Total Financial Institutions 152,179
INDUSTRIAL 12.0%
Basic Industry 1.1%
ABJA Investment, 5.95%, 7/31/24  2,000 1,997
Braskem Netherlands Finance, 8.50%, 1/12/31 (1) 2,275 2,230
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29  4,900 4,859
POSCO, 5.625%, 1/17/26 (1) 1,450 1,452
POSCO, 5.75%, 1/17/28 (1)(11) 1,740 1,761
Sociedad Quimica y Minera de Chile, 6.50%, 11/7/33  4,699 4,848
17,147
Capital Goods 0.4%
Itelyum Regeneration, 4.625%, 10/1/26 (EUR) (11) 2,700 2,831
TK Elevator Holdco, 6.625%, 7/15/28 (EUR)  2,673 2,776
5,607
Communications 3.4%
Altice Financing, 3.00%, 1/15/28 (EUR)  3,165 3,004
Altice Finco, 4.75%, 1/15/28 (EUR)  1,485 1,345
Altice France, 5.875%, 2/1/27 (EUR)  2,160 2,099
Altice France Holding, 4.00%, 2/15/28 (EUR)  2,845 1,378
Axian Telecom, 7.375%, 2/16/27  3,600 3,431
Axian Telecom, 7.375%, 2/16/27 (1) 1,490 1,420

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Chorus, 3.625%, 9/7/29 (EUR)  2,510 2,685
CSC Holdings, 11.25%, 5/15/28 (1) 2,615 2,694
iHeartCommunications, 6.375%, 5/1/26 (11) 3,695 3,159
Netflix, 4.625%, 5/15/29 (EUR)  4,705 5,316
Prosus, 3.061%, 7/13/31 (11) 4,300 3,473
PT Tower Bersama Infrastructure, 2.75%, 1/20/26 (11) 5,155 4,877
Rogers Communications, 5.00%, 2/15/29  2,050 2,030
Rogers Communications, 5.30%, 2/15/34  1,780 1,746
T-Mobile USA, 6.00%, 6/15/54  3,955 4,166
Telstra Group, 3.75%, 5/4/31 (EUR)  4,240 4,645
Ziggo Bond, 3.375%, 2/28/30 (EUR)  3,050 2,813
50,281
Consumer Cyclical 2.6%
Allied Universal Holdco, 6.625%, 7/15/26 (1) 1,150 1,144
Inter Media & Communication, 6.75%, 2/9/27 (EUR)  2,675 2,808
Life Time, 5.75%, 1/15/26 (1) 5,102 5,038
Metalsa Sapi, 3.75%, 5/4/31 (1) 3,380 2,734
Motion Bondco, 4.50%, 11/15/27 (EUR)  2,875 2,939
NCL, 8.125%, 1/15/29 (1) 2,719 2,858
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 1,230 1,233
Sands China, 4.625%, 6/18/30 (11) 3,880 3,545
Tenneco, 8.00%, 11/17/28 (1) 3,905 3,554
VF, 4.125%, 3/7/26 (EUR)  4,496 4,785
Vivo Energy Investments, 5.125%, 9/24/27 (1) 4,095 3,884
Vivo Energy Investments, 5.125%, 9/24/27  1,050 996
Volkswagen Financial Services, 2.125%, 6/27/24 (GBP)  2,100 2,621
38,139
Consumer Non-Cyclical 1.6%
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 3,515 3,492
Bimbo Bakeries USA, 6.05%, 1/15/29 (1) 3,325 3,425
Bristol-Myers Squibb, 5.20%, 2/22/34 (11) 1,230 1,238
Bristol-Myers Squibb, 5.55%, 2/22/54  870 880
CVS Health, 5.05%, 3/25/48  4,425 3,941
LifePoint Health, 11.00%, 10/15/30 (1) 3,850 4,062
Teva Pharmaceutical Finance Netherlands II, 7.375%, 9/15/29 (EUR)  1,375 1,626
Utah Acquisition Sub, 3.95%, 6/15/26  5,200 5,021
23,685
Energy 1.4%
Kinetik Holdings, 6.625%, 12/15/28 (1) 2,896 2,932
Matador Resources, 5.875%, 9/15/26  1,107 1,094
Occidental Petroleum, 8.875%, 7/15/30  3,563 4,105
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 1,180 1,199
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1) 8,400 7,920
Venture Global LNG, 8.375%, 6/1/31 (1) 3,080 3,115
20,365

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Industrial Other 0.3%
Albion Financing 1, 6.125%, 10/15/26 (1) 2,770 2,728
Howard University, Series 21A, 4.756%, 10/1/51  1,505 1,196
3,924
Technology 0.6%
GTCR W-2 Merger, 7.50%, 1/15/31 (1) 2,040 2,127
SK Hynix, 5.50%, 1/16/29 (1) 4,900 4,894
UKG, 6.875%, 2/1/31 (1) 1,745 1,765
8,786
Transportation 0.6%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  4,980 4,760
Transurban Finance, 1.45%, 5/16/29 (EUR)  4,213 4,080
8,840
Total Industrial 176,774
UTILITY 1.1%
Electric 0.8%
AES Andes, VR, 7.125%, 3/26/79 (1)(9) 5,050 4,963
Southern, 5.70%, 3/15/34  3,275 3,339
Talen Energy Supply, 8.625%, 6/1/30 (1) 2,756 2,901
11,203
Utility Other 0.3%
Aegea Finance, 9.00%, 1/20/31 (1)(11) 4,641 4,913
4,913
Total Utility 16,116
Total Corporate Bonds
(Cost $347,136) 345,069
EQUITY MUTUAL FUNDS 2.3%
Trusts & Mutual Funds 2.3%
Invesco Senior Loan ETF  1,595 33,694
Total Equity Mutual Funds
(Cost $33,566) 33,694
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 30.9%
Government Guarantee 0.3%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  980 1,115
Magyar Export-Import Bank, 6.125%, 12/4/27 (1) 2,730 2,746
3,861
Owned No Guarantee 3.8%
Bank Negara Indonesia Persero, 3.75%, 3/30/26  5,183 4,950
Ecopetrol, 8.375%, 1/19/36  4,910 4,933
Export-Import Bank of Malaysia, 1.831%, 11/26/26  5,435 4,955

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Gaci First Investment, 4.875%, 2/14/35  3,285 3,113
Gaci First Investment, 5.125%, 2/14/53  6,860 5,892
Korea National Oil, 4.875%, 4/3/28 (1) 3,360 3,322
Logicor Financing, 0.75%, 7/15/24 (EUR)  2,355 2,509
Mersin Uluslararasi Liman Isletmeciligi, 8.25%, 11/15/28  3,900 4,034
Mersin Uluslararasi Liman Isletmeciligi, 8.25%, 11/15/28 (1) 820 848
NBN, 5.75%, 10/6/28 (1) 4,000 4,114
Petroleos de Venezuela, 6.00%, 5/16/24 (7)(12) 770 79
Petroleos de Venezuela, 9.00%, 11/17/21 (7)(12) 510 57
Petroleos de Venezuela, 12.75%, 2/17/22 (7)(12) 15 2
Petroleos Mexicanos, 6.75%, 9/21/47  5,470 3,481
QatarEnergy, 3.125%, 7/12/41 (1) 8,930 6,573
Republic of Chile, 6.30%, 9/8/53 (1) 2,955 2,865
Transnet SOC, 8.25%, 2/6/28  4,750 4,729
56,456
Sovereign 7.7%
Arab Republic of Egypt, 7.625%, 5/29/32  4,300 3,673
Kingdom of Jordan, 7.50%, 1/13/29  13,425 13,292
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 1,635 1,723
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 4,345 4,250
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 4,140 4,625
Republic of Angola, 8.75%, 4/14/32 (11) 3,100 2,728
Republic of Bulgaria, 4.375%, 5/13/31 (EUR)  5,630 6,355
Republic of Guatemala, 6.60%, 6/13/36 (1) 10,035 10,167
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  3,700 3,616
Republic of Kenya, 6.30%, 1/23/34  3,580 2,824
Republic of Kenya, 7.00%, 5/22/27  8,250 7,920
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 1,580 1,788
Republic of Panama, 6.40%, 2/14/35  5,585 5,173
Republic of Senegal, 4.75%, 3/13/28 (EUR)  13,505 13,195
Republic of Senegal, 5.375%, 6/8/37 (EUR)  4,250 3,252
Republic of Serbia, 1.50%, 6/26/29 (EUR)  8,060 7,334
Republic of Serbia, 2.05%, 9/23/36 (EUR)  560 418
Republic of Serbia, 3.125%, 5/15/27 (EUR)  4,550 4,727
Republic of Serbia, 6.25%, 5/26/28 (1)(11) 1,570 1,596
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and 3.00% PIK) (1)
(13) 6,367 5,667
Republic of Suriname, VR, 9.00%, 12/31/50 (1)(11) 3,066 2,192
Republic of Venezuela, 6.00%, 12/9/20 (7)(12) 205 29
Republic of Venezuela, 7.75%, 10/13/19 (7)(12) 400 59
State of Mongolia, 5.125%, 4/7/26 (11) 7,530 7,244
113,847
Treasuries 19.1%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/33 (EUR)  22,564 23,768
Government of Japan, 1.30%, 6/20/52 (JPY)  1,098,250 6,659
Government of Japan, 1.30%, 3/20/63 (JPY)  3,740,650 21,223

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Government of Japan, 1.40%, 9/20/52 (JPY)  461,600 2,862
Government of Japan, Inflation-Indexed, 0.10%, 3/10/25 (JPY)  1,066,240 7,204
Government of Malaysia, 3.733%, 6/15/28 (MYR)  15,960 3,376
Government of Malaysia, 4.498%, 4/15/30 (MYR)  277,715 60,854
Government of New Zealand, 2.75%, 5/15/51 (NZD)  31,707 12,965
Italy Buoni Poliennali Del Tesoro, 4.50%, 10/1/53 (EUR) (1) 3,792 4,200
Kingdom of Spain, 1.90%, 10/31/52 (EUR) (1) 4,994 3,603
Kingdom of Sweden, Inflation-Indexed, 0.125%, 6/1/32 (SEK)  64,206 5,751
Kingdom of Thailand, 3.35%, 6/17/33 (THB)  530,262 15,731
Kingdom of Thailand, 3.45%, 6/17/43 (THB)  165,950 4,892
People's Republic of China, 3.32%, 4/15/52 (CNY)  10,000 1,584
People's Republic of China, 3.53%, 10/18/51 (CNY)  10,000 1,646
People's Republic of China, 4.00%, 6/24/69 (CNY)  10,000 1,878
Republic of Austria, 0.75%, 3/20/51 (EUR) (1) 9,175 5,730
Republic of Cyprus, 1.25%, 1/21/40 (EUR)  120 92
Republic of Cyprus, 2.75%, 2/26/34 (EUR)  917 941
Republic of Czech, 1.50%, 4/24/40 (CZK)  310,810 9,438
Republic of Czech, 1.95%, 7/30/37 (CZK)  62,980 2,141
Republic of France, 3.00%, 5/25/54 (EUR) (1) 12,509 12,640
Republic of India, 6.54%, 1/17/32 (INR)  1,005,000 11,734
Republic of India, 7.18%, 8/14/33 (INR)  865,000 10,511
Republic of Indonesia, 7.00%, 9/15/30 (IDR)  131,971,000 8,605
Republic of Indonesia, 7.375%, 10/15/30 (IDR)  184,390,000 12,256
Republic of South Africa, 8.875%, 2/28/35 (ZAR)  243,549 10,534
Republic of Sri Lanka, 11.00%, 6/1/26 (LKR)  674,000 2,183
Republic of Sri Lanka, 11.40%, 1/15/27 (LKR)  484,000 1,566
Republic of Sri Lanka, 11.50%, 8/1/26 (LKR)  706,000 2,309
Republic of Sri Lanka, 20.00%, 9/15/27 (LKR)  629,000 2,505
Republic of Sri Lanka Treasury Bills, 21.75%, 4/5/24 (LKR)  1,905,000 6,119
United Mexican States, 7.50%, 5/26/33 (MXN)  65,401 3,450
280,950
Total Foreign Government Obligations & Municipalities
(Cost $460,268) 455,114
MUNICIPAL SECURITIES 1.7%
Colorado 0.2%
Colorado HFA, Covenant Living Community, Series B, 3.36%, 12/1/30  3,955 3,410
3,410
Florida 0.2%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  2,080 2,056
2,056
Puerto Rico 0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (14) 10,100 5,909
5,909

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia 0.7%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  12,550 10,679
10,679
West Virginia 0.2%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  2,875 2,685
2,685
Total Municipal Securities
(Cost $27,003) 24,739
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 3.7%
Collateralized Mortgage Obligations 1.3%
Angel Oak Mortgage Trust
Series 2021-2, Class M1, CMO, ARM
2.336%, 4/25/66 (1) 1,830 1,227
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 7.472%, 1/26/32 (1) 4,320 4,330
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65 (1) 1,562 1,422
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM
2.304%, 9/27/66 (1) 1,725 1,121
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 78 69
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class M1, CMO, ARM
3.444%, 11/25/59 (1) 2,300 1,929
New Residential Mortgage Loan Trust
Series 2023-NQM1, Class A2, CMO, STEP
7.319%, 10/25/63 (1) 3,109 3,146
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66 (1) 1,095 871
OBX Trust
Series 2023-NQM10, Class A3, CMO, STEP
7.173%, 10/25/63 (1) 653 660
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM
3.557%, 2/25/47 (1) 2,954 2,409
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 18 18

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59 (1) 105 103
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 306 282
Verus Securitization Trust
Series 2023-8, Class A3, CMO, STEP
6.968%, 12/25/68 (1) 1,970 1,981
19,568
Commercial Mortgage-Backed Securities 2.3%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM
1M TSFR + 1.38%, 6.702%, 9/15/34 (1) 995 954
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E
1.75%, 5/15/53 (1) 1,515 967
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M TSFR + 3.864%, 9.182%, 9/15/38 (1) 3,330 2,500
BANK
Series 2018-BN13, Class AS, ARM
4.467%, 8/15/61  904 851
BFLD
Series 2019-DPLO, Class C, ARM
1M TSFR + 1.654%, 6.972%, 10/15/34 (1) 1,830 1,826
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65B, ARM
4.14%, 5/15/52 (1) 1,055 634
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.79%, 12/15/72 (1) 6,110 2,202
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM
3.742%, 2/10/47  790 753
Commercial Mortgage Trust
Series 2017-PANW, Class C, ARM
3.538%, 10/10/29 (1) 4,340 3,863
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M TSFR + 3.046%, 8.364%, 12/15/36 (1) 1,955 1,949
Great Wolf Trust
Series 2019-WOLF, Class F, ARM
1M TSFR + 3.445%, 8.763%, 12/15/36 (1) 6,150 6,093
Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M TSFR + 1.347%, 6.665%, 12/15/34 (1) 2,145 2,143

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM
3.824%, 3/15/32 (1) 4,315 3,551
Med Trust
Series 2021-MDLN, Class F, ARM
1M TSFR + 4.114%, 9.432%, 11/15/38 (1) 791 784
SMRT
Series 2022-MINI, Class D, ARM
1M TSFR + 1.95%, 7.268%, 1/15/39 (1) 4,470 4,358
33,428
Residential Mortgage 0.1%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32 (1) 1,620 1,587
1,587
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $63,984) 54,583
PRIVATE INVESTMENT COMPANY 0.1%
Government Guarantee 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $0 (7)(8) † 77
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $828 (7)(8) † 1,080
Total Private Investment Company
(Cost $828) 1,157
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 7.5%
U.S. Treasury Obligations 7.5%
U.S. Treasury Bonds, 3.25%, 5/15/42  17,460 14,683
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  15,255 13,324
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  23,673 20,977
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  8,593 8,228
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28  14,786 15,132
U.S. Treasury Notes, 4.625%, 9/15/26  38,128 38,235
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $110,426) 110,579

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 13.1%
Commercial Paper 0.8%
4(2) 0.8%(15)
Brunswick, 5.975%, 3/15/24  1,280 1,277
Harley Davidson Financial Services, 6.065%, 5/3/24  10,300 10,194
11,471
Money Market Funds 5.9%
T. Rowe Price Government Reserve Fund, 5.39% (6)(16) 86,309 86,309
86,309
U.S. Treasury Obligations 6.4%
U.S. Treasury Bills, 5.29%, 4/11/24  94,850 94,281
94,281
Total Short-Term Investments
(Cost $192,063) 192,061
SECURITIES LENDING COLLATERAL 1.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 5.39% (6)(16) 18,783 18,783
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 18,783
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.39% (6)(16) 8,545 8,545
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 8,545
Total Securities Lending Collateral
(Cost $27,328) 27,328

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
USD/EUR Put,
4/16/24 @
EUR1.11 (7) 1 128,100 198
Total Options Purchased (Cost $952) 198
Total Investments in Securities 99.9%
(Cost $1,488,958) $ 1,469,355
Other Assets Less Liabilities 0.1% 2,037
Net Assets 100.0% $ 1,471,392
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$377,122 and represents 25.6% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of this loan is unsettled as of February 29, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(5) SEC 30-day yield
(6) Affiliated Companies
(7) Non-income producing
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,158 and represents 0.1% of net assets.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
(11) All or a portion of this security is on loan at February 29, 2024.
(12) Security is in default or has failed to make a scheduled interest and/or principal payment.
(13) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(14) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(15) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $11,471 and represents 0.8% of net assets.
(16) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CNY China Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HFA Health Facility Authority
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
KRW South Korean Won
LKR Sri Lanka Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
SEK Swedish Krona
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 * 4,200 58 (123) 181
Goldman Sachs, Protection Sold (Relevant
Credit: Markit CMBX.NA.AAA-S16, 40
Year Index), Receive 0.50% Monthly, Pay
upon credit default, 4/17/65 * 58,143 (1,057) (2,238) 1,181
Total Bilateral Credit Default Swaps, Protection Sold (2,361) 1,362
Total Bilateral Swaps (2,361) 1,362
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28 6,250 (576) (253) (323)
Protection Bought (Relevant Credit:
Lanxess), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/28 (EUR) 6,050 187 246 (59)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 6,505 (20) 423 (443)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (825)
Credit Default Swaps, Protection Sold 0.4%
Protection Sold (Relevant Credit: Cellnex
Telecom, BB+*), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/28 (EUR) * 3,417 665 554 111
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/28 * 33,779 2,481 1,902 579

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S40, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/28 (EUR) 31,950 3,069 2,466 603
Total Centrally Cleared Credit Default Swaps,
Protection Sold 1,293
Interest Rate Swaps (0.1)%
2 Year Interest Rate Swap, Pay Fixed
2.928% Annually, Receive Variable 3.837%
(6M EURIBOR) Semi-Annually, 2/6/26
(EUR) 187,150 1,319 — 1,319
2 Year Interest Rate Swap, Pay Fixed
4.530% Annually, Receive Variable 5.188%
(GBP SONIA) Annually, 2/9/26 (GBP) 101,200 250 — 250
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
(0.025)% (JPY TONA) Annually, 8/10/28
(JPY) 17,350,000 (14) — (14)
5 Year Interest Rate Swap, Pay Fixed
4.240% Annually, Receive Variable 5.730%
(6M PLN WIBOR) Semi-Annually, 9/14/28
(PLN) 25,350 191 — 191
5 Year Interest Rate Swap, Pay Fixed
5.010% Annually, Receive Variable 5.820%
(6M PLN WIBOR) Semi-Annually, 6/30/28
(PLN) 101,750 (775) — (775)
5 Year Interest Rate Swap, Receive Fixed
3.371% Annually, Pay Variable 4.082% (6M
EURIBOR) Semi-Annually, 9/26/28 (EUR) 27,200 566 — 566
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 5.580%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) 15,882 628 1 627
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 5.580%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) 11,118 438 — 438
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 5.860%
(6M PLN WIBOR) Semi-Annually, 2/13/28
(PLN) 13,189 202 — 202
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 5.860%
(6M PLN WIBOR) Semi-Annually, 2/14/28
(PLN) 9,986 153 1 152

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 5.850%
(6M PLN WIBOR) Semi-Annually, 2/12/28
(PLN) 5,025 76 — 76
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable 4.138% (6M
EURIBOR) Semi-Annually, 4/5/32 (EUR) 21,450 (2,659) — (2,659)
10 Year Interest Rate Swap, Receive Fixed
1.627% Annually, Pay Variable 4.126% (6M
EURIBOR) Semi-Annually, 4/21/32 (EUR) 26,497 (2,318) 1 (2,319)
10 Year Interest Rate Swap, Receive Fixed
2.683% Annually, Pay Variable 4.026% (6M
EURIBOR) Semi-Annually, 11/30/32 (EUR) 2,170 (17) — (17)
10 Year Interest Rate Swap, Receive Fixed
2.698% Annually, Pay Variable 4.026% (6M
EURIBOR) Semi-Annually, 11/30/32 (EUR) 930 (6) — (6)
10 Year Interest Rate Swap, Receive Fixed
2.730% Annually, Pay Variable 4.070% (6M
EURIBOR) Semi-Annually, 11/23/32 (EUR) 15,549 (65) — (65)
Total Centrally Cleared Interest Rate Swaps (2,034)
Total Centrally Cleared Swaps (1,566)
Net payments (receipts) of variation margin to date 1,936
Variation margin receivable (payable) on centrally cleared swaps $ 370
* Credit ratings as of February 29, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $76.

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 3/8/24 MYR 289,528 USD 60,359 $ 647
Bank of America 3/8/24 MYR 43,987 USD 9,511 (242)
Bank of America 3/8/24 USD 22,410 MYR 104,399 412
Bank of America 3/8/24 USD 20,903 MYR 99,322 (25)
Bank of America 4/12/24 MXN 159,524 USD 9,315 (21)
Bank of America 6/7/24 USD 60,710 MYR 289,528 (513)
Barclays Bank 3/15/24 CNH 51,306 USD 7,125 2
Barclays Bank 3/15/24 CNH 101,931 USD 14,166 (7)
Barclays Bank 3/15/24 USD 1,521 CNH 10,824 18
Barclays Bank 4/5/24 KRW 36,298,093 USD 27,642 (403)
Barclays Bank 4/5/24 USD 1,962 INR 163,588 (8)
Barclays Bank 4/12/24 USD 7,351 CZK 173,136 (30)
Barclays Bank 4/12/24 USD 10,598 ZAR 201,719 120
Barclays Bank 5/24/24 GBP 615 USD 775 2
Barclays Bank 5/24/24 USD 16,023 GBP 12,713 (32)
Barclays Bank 6/14/24 USD 14,253 CNH 101,931 10
Barclays Bank 6/14/24 USD 7,169 CNH 51,306 —
BNP Paribas 3/8/24 THB 119,375 USD 3,326 4
BNP Paribas 4/12/24 CZK 69,048 USD 3,017 (73)
BNP Paribas 4/19/24 AUD 1,372 USD 895 (2)
BNP Paribas 5/10/24 CLP 8,049,953 USD 8,280 31
BNP Paribas 5/24/24 SEK 45,288 USD 4,375 9
BNP Paribas 6/7/24 USD 3,344 THB 119,375 (11)
Canadian Imperial Bank
of Commerce 4/19/24 CAD 33,395 USD 24,919 (294)
Canadian Imperial Bank
of Commerce 4/19/24 USD 154 CAD 207 2
Citibank 3/8/24 THB 501,457 USD 13,985 6
Citibank 3/8/24 USD 757 THB 25,783 38
Citibank 4/5/24 USD 2,256 IDR 35,374,376 6
Citibank 4/5/24 USD 228 INR 18,973 (1)
Citibank 4/12/24 HUF 7,267,580 USD 20,775 (836)
Citibank 4/12/24 ZAR 390,988 USD 20,784 (474)
Citibank 4/18/24 ILS 2,474 USD 660 34
Citibank 4/18/24 USD 664 ILS 2,475 (29)
Citibank 9/4/24 EGP 229,273 USD 4,904 198
Citibank 9/4/24 EGP 213,653 USD 4,778 (24)
Citibank 3/4/25 EGP 121,431 USD 2,324 39
Deutsche Bank 3/8/24 USD 39,545 MYR 183,903 795
Deutsche Bank 3/8/24 USD 893 THB 31,770 7
Deutsche Bank 4/5/24 USD 576 INR 48,094 (3)
Deutsche Bank 4/12/24 HUF 317,248 USD 871 (1)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 5/24/24 SEK 2,570 USD 248 $ 1
Deutsche Bank 5/24/24 USD 146 EUR 135 —
Deutsche Bank 6/7/24 USD 4,148 MYR 19,687 (15)
Goldman Sachs 3/4/24 BRL 141,943 USD 28,484 58
Goldman Sachs 3/4/24 BRL 12,856 USD 2,608 (23)
Goldman Sachs 3/4/24 USD 31,017 BRL 154,799 (110)
Goldman Sachs 3/8/24 THB 54,081 USD 1,513 (4)
Goldman Sachs 4/5/24 USD 18,800 IDR 292,155,794 221
Goldman Sachs 4/5/24 USD 1,984 INR 165,440 (9)
Goldman Sachs 6/4/24 BRL 141,943 USD 28,167 125
Goldman Sachs 6/7/24 USD 1,015 THB 36,054 1
Goldman Sachs 6/7/24 USD 506 THB 18,027 —
HSBC Bank 3/8/24 MYR 54,109 USD 11,671 (270)
HSBC Bank 3/15/24 USD 3,492 CNH 24,800 47
HSBC Bank 4/19/24 JPY 124,036 USD 856 (21)
HSBC Bank 4/19/24 USD 892 CHF 765 23
JPMorgan Chase 3/8/24 USD 192 THB 6,863 —
JPMorgan Chase 4/5/24 USD 7,645 INR 637,955 (38)
JPMorgan Chase 4/12/24 HUF 446,902 USD 1,257 (31)
JPMorgan Chase 4/12/24 MXN 14,356 USD 826 10
JPMorgan Chase 4/19/24 AUD 34,634 USD 23,157 (609)
JPMorgan Chase 4/19/24 CAD 1,407 USD 1,054 (17)
JPMorgan Chase 4/19/24 JPY 1,973,000 USD 13,258 9
JPMorgan Chase 4/19/24 JPY 379,942 USD 2,631 (76)
JPMorgan Chase 4/19/24 USD 2,380 CHF 2,030 71
JPMorgan Chase 5/17/24 USD 747 PLN 3,002 (4)
JPMorgan Chase 5/24/24 EUR 3,217 USD 3,490 (1)
JPMorgan Chase 5/24/24 USD 8,859 EUR 8,164 5
Morgan Stanley 3/4/24 BRL 26,796 USD 5,395 (7)
Morgan Stanley 3/4/24 USD 5,377 BRL 26,796 (11)
Morgan Stanley 3/8/24 COP 3,644,747 USD 925 2
Morgan Stanley 3/8/24 USD 574 COP 2,337,603 (21)
Morgan Stanley 4/12/24 MXN 80,362 USD 4,666 16
Morgan Stanley 4/19/24 USD 93 CHF 81 —
Morgan Stanley 5/24/24 GBP 131 USD 166 —
Morgan Stanley 5/24/24 USD 5,392 EUR 4,960 12
Morgan Stanley 6/7/24 USD 911 COP 3,644,747 (3)
RBC Dominion Securities 4/12/24 MXN 59,971 USD 3,497 (2)
RBC Dominion Securities 4/19/24 USD 862 NOK 9,084 6
Standard Chartered 4/5/24 USD 10,831 INR 901,416 (24)
Standard Chartered 4/19/24 NOK 968 USD 92 (1)
Standard Chartered 4/19/24 NZD 1,907 USD 1,190 (29)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 4/19/24 USD 71 AUD 109 $ —
Standard Chartered 4/19/24 USD 13,983 NZD 22,401 344
State Street 3/4/24 BRL 34,050 USD 6,925 (78)
State Street 3/4/24 USD 6,833 BRL 34,050 (14)
State Street 4/5/24 KRW 1,911,336 USD 1,438 (4)
State Street 4/5/24 USD 14,463 KRW 19,171,598 75
State Street 4/19/24 AUD 349 USD 228 —
State Street 4/19/24 CAD 643 USD 478 (4)
State Street 4/19/24 CHF 57 USD 66 (1)
State Street 4/19/24 JPY 20,115 USD 135 1
State Street 4/19/24 JPY 280,603 USD 1,953 (66)
State Street 4/19/24 NOK 1,344 USD 127 —
State Street 4/19/24 NZD 378 USD 229 1
State Street 4/19/24 NZD 113 USD 69 —
State Street 4/19/24 USD 456 AUD 693 5
State Street 4/19/24 USD 149 CHF 128 3
State Street 4/19/24 USD 54,220 JPY 7,851,319 1,425
State Street 4/19/24 USD 952 JPY 142,148 (4)
State Street 4/19/24 USD 1,266 NOK 13,202 21
State Street 4/19/24 USD 620 NZD 1,011 4
State Street 5/24/24 EUR 2,960 USD 3,201 9
State Street 5/24/24 EUR 89 USD 97 —
State Street 5/24/24 USD 658 EUR 606 1
State Street 5/24/24 USD 238,071 EUR 220,125 (669)
State Street 5/24/24 USD 338 GBP 267 1
UBS Investment Bank 3/4/24 BRL 68,241 USD 13,712 10
UBS Investment Bank 3/4/24 USD 13,694 BRL 68,241 (28)
UBS Investment Bank 3/8/24 COP 1,198,771 USD 305 —
UBS Investment Bank 3/8/24 THB 54,444 USD 1,512 8
UBS Investment Bank 3/8/24 USD 894 COP 3,716,794 (52)
UBS Investment Bank 3/8/24 USD 18,986 THB 664,941 433
UBS Investment Bank 3/15/24 USD 1,527 CNH 10,867 18
UBS Investment Bank 3/15/24 USD 14,785 CNH 106,747 (43)
UBS Investment Bank 4/12/24 ZAR 34,748 USD 1,806 —
UBS Investment Bank 4/19/24 AUD 486 USD 321 (5)
UBS Investment Bank 4/19/24 CAD 1,425 USD 1,051 (1)
UBS Investment Bank 5/10/24 CLP 10,049,706 USD 10,585 (209)
UBS Investment Bank 5/24/24 EUR 8,785 USD 9,554 (27)
UBS Investment Bank 5/24/24 USD 10,220 SEK 106,698 (108)
UBS Investment Bank 6/7/24 USD 300 COP 1,198,771 (1)
UBS Investment Bank 6/7/24 USD 1,520 THB 54,444 (11)
Wells Fargo 3/8/24 COP 1,210,879 USD 305 3

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Wells Fargo 5/10/24 CLP 10,049,706 USD 10,634 $ (258)
Wells Fargo 6/7/24 USD 301 COP 1,210,879 (3)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (592)

T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 132 Commonwealth of Australia ten year bond
contracts 3/24 9,868 $ 130
Long, 780 Commonwealth of Australia three year
bond contracts 3/24 53,982 186
Short, 279 Euro BOBL contracts 3/24 (35,045) 450
Long, 176 Euro BTP contracts 3/24 22,412 428
Short, 137 Euro BUND contracts 3/24 (19,642) 297
Long, 135 Euro BUXL thirty year bond contracts 3/24 19,429 (200)
Short, 508 Euro SCHATZ contracts 3/24 (57,732) 498
Long, 179 Republic of South Korea ten year bond
contracts 3/24 15,103 (100)
Short, 75 Government of Canada ten year bond
contracts 6/24 (6,624) 17
Long, 296 Long Gilt ten year contracts 6/24 36,650 (101)
Long, 994 U.S. Treasury Notes five year contracts 6/24 106,265 22
Long, 18 U.S. Treasury Notes ten year contracts 6/24 1,988 —
Long, 467 U.S. Treasury Notes two year contracts 6/24 95,618 18
Long, 240 Ultra U.S. Treasury Bonds contracts 6/24 30,690 201
Long, 38 Ultra U.S. Treasury Notes ten year contracts 6/24 4,338 15
Long, 1,323 Three Month SOFR Futures contracts 9/24 313,849 (248)
Short, 1,323 Three Month SOFR Futures contracts 9/25 (317,586) 277
Net payments (receipts) of variation margin to date (1,325)
Variation margin receivable (payable) on open futures contracts $ 565

T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.58%  $ — $ 1,214 $ 2,866
T. Rowe Price Government Reserve Fund, 5.39% — — 1,206++
Totals $ —# $ 1,214 $ 4,072+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.58%  $ 31,046 $ 37,189 $ — $ 69,449
T. Rowe Price Government
Reserve Fund, 5.39% 53,425  ¤  ¤ 113,637
Total $ 183,086^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,072 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $181,940.

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Global Multi-Sector Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it

T. ROWE PRICE Global Multi-Sector Bond Fund

with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Multi-Sector Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,127,635 $ — $ 1,127,635
Bank Loans — 15,908 1,924 17,832
Bond Mutual Funds 69,449 — — 69,449
Common Stocks — — 1 1
Equity Mutual Funds 33,694 — — 33,694
Private Investment Company
2
— — — 1,157
Short-Term Investments 86,309 105,752 — 192,061
Securities Lending Collateral 27,328 — — 27,328
Options Purchased — 198 — 198
Total Securities 216,780 1,249,493 1,925 1,469,355
Swaps* — 5,172 — 5,172
Forward Currency Exchange
Contracts — 5,349 — 5,349
Futures Contracts* 2,539 — — 2,539
Total $ 219,319 $ 1,260,014 $ 1,925 $ 1,482,415
Liabilities
Swaps* $ — $ 7,737 $ — $ 7,737
Forward Currency Exchange
Contracts — 5,941 — 5,941
Futures Contracts* 649 — — 649
Total $ 649 $ 13,678 $ — $ 14,327
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Global Multi-Sector Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F175-054Q3 02/24
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.